FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - Summary of the changes in the fair value (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Summary of the changes in the fair value [Abstract]0
Balance - Beginning of period	$ 10,964,006	$ 10,997,561
Aggregate fair value of derivative instruments issued	3,053,272	1,634,527
Transfers out due to the expiration and modification of derivative aspect of financial instrument	(6,384,814)
Change in fair value of derivative liabilities	(7,626,121)	(1,668,082)
Balance - End of period	$ 6,343	$ 10,964,006